LONG-TERM INVESTMENTS - Total unrealized and realized gains and losses of equity investments without readily determinable fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Securities without Readily Determinable Fair Value [Line Items]
Gross unrealized gains			¥ 58,643
Gross unrealized losses (including impairment)		¥ (12,312)	(5,000)
Net unrealized gains (loss) on equity securities held		(12,312)	53,643
Net realized gains on equity securities sold			247,145
Total net gains (loss) recognized		(12,312)	300,788
Gross unrealized losses (downward adjustments excluding impairment)	¥ 0	0	0
Impairment losses	¥ 0
Other expense
Equity Securities without Readily Determinable Fair Value [Line Items]
Gross unrealized losses (including impairment)		¥ (12,312)	¥ (5,000)